Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 1,746,390		¥ 1,108,215
Less: allowance for credit loss	(2,056)		(3,765)	¥ (1,923)	¥ (756)
Total Accounts receivable, net	¥ 1,744,334	$ 238,973	¥ 1,104,450	¥ 158,581	¥ 24,208